CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash Flow from operating activities
Loss for the period	€ (4,330)	€ (5,105)
Depreciation and amortization	1,702	1,463
Foreign currency exchange differences on loans to subsidiaries	(146)	194
Equity-settled share-based payment transaction	299	122
Impairment losses on trade receivables	152	147
Change in investment in joint venture	7	3
Non-cash interest expense on long-term debt	382
Change in fair value of derivative equity forward	(715)
Change in inventory allowance	(327)	(214)
Deferred income taxes	13
Change in working capital	(396)	(453)
Trade and other receivables, inventories and current assets	(2,707)	(1,103)
Trade payables	191	342
Other liabilities, contract liabilities, provisions and deferred income	2,122	308
Income tax receivable and payable	(2)
Total	(3,359)	(3,843)
Cash Flow from investing activities
Payments to acquire property, plant and equipment and intangible assets	(813)	(1,999)
Proceeds from disposal of financial assets	7,025	922
Payments to acquire financial assets	(6,175)
Investment in joint venture		(50)
Total	37	(1,127)
Cash Flow from financing activities
Repayment of bank overdrafts and lines of credit	(49)	(93)
Repayment of sale and leaseback obligation	(211)	(201)
Repayment of finance lease obligation	(23)	(21)
Repayment of long-term debt	(393)	(350)
Proceeds from long-term debt issuance	40	1,678
Total	(636)	1,013
Net increase (decrease) in cash and cash equivalents	(3,958)	(3,957)
Cash and cash equivalents at beginning of period	7,569	7,849
Changes to cash and cash equivalents due to foreign exchanges rates	32	136
Cash and cash equivalents at end of period	3,643	4,028
Supplemental Cash Flow Information
Interest paid	111	107
Interest received	€ 3	€ 5